PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
Depreciation expense	$ 48	$ 32	$ 28
Property, Plant and Equipment [Line Items]
Property and equipment	632	501
Accumulated depreciation	456	408
Property and equipent, net	176	93	96
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	375	274
Accumulated depreciation	279	253
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	214	198
Accumulated depreciation	148	143
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	43	29
Accumulated depreciation	$ 29	$ 12